EATON VANCE CURRENCY INCOME ADVANTAGE FUND
Supplement to Prospectus dated March 1, 2016 and
Summary Prospectus dated March 1, 2016

The Board of Trustees of Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Currency Income Advantage Fund (the “Fund”), has approved the liquidation of the Fund, which is expected to take place on or about June 29, 2016 (the “Liquidation Date”).  On May 31, 2016, the Fund will discontinue all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) employer sponsored retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries and (b) that have selected the Fund prior to the close of business on May 31, 2016.  Effective June 22, 2016, shares of the Fund will no longer be available for purchase or exchange.

IMPORTANT INFORMATION FOR FUND SHARES HELD THROUGH A QUALIFIED ACCOUNT MAINTAINED DIRECTLY WITH THE FUND.

Fund Shares owned in 401k, Pension and Profit Sharing Plan accounts.  If you are invested in the Fund through a 401k, Pension and Profit Sharing Plan, and the Fund does not receive directions from you or the plan’s trustee, the Fund will send a liquidating distribution to the trustee in the trustee’s name.

Fund Shares owned in Traditional IRA, Roth IRA, SIMPLE, SEP and 403 Plan accounts.  Unless a shareholder provides instructions otherwise, Fund shares held on the Liquidation Date will be exchanged for shares of Eaton Vance Short Duration Government Income Fund to avoid tax penalties that may be imposed if Fund shares were redeemed in cash.  Eaton Vance Short Duration Government Income Fund has a different objective, principal strategies and principal risks than the Fund.  Please review Eaton Vance Short Duration Government Income Fund’s prospectus carefully before investing in the Fund.  You can find Eaton Vance Short Duration Government Income Fund’s prospectus online at www.eatonvance.com.  You can also get the prospectus at no cost by calling 1-800-262-1122.

If you do not wish to be invested in Eaton Vance Short Duration Government Income Fund, you must contact the Fund at 1-800-262-1122 before June 22, 2016.  Otherwise, you will be invested in the corresponding class of Eaton Vance Short Duration Government Income Fund (example, Class A shares of the Fund will be exchanged into Class A shares of Eaton Vance Short Duration Government Income Fund) in order to avoid tax penalties that may be imposed on you by the Internal Revenue Code.  If we do not hear from you with directions before June 22, 2016, you will have been deemed to have directed the investment into Eaton Vance Short Duration Government Income Fund and consented to the fees.

IMPORTANT INFORMATION FOR FUND SHARES HELD THROUGH A QUALIFIED ACCOUNT MAINTAINED BY A FINANICAL INTERMEDIARY.

If you own Fund shares in an account maintained by a financial intermediary, please contact that financial intermediary if you have questions about the liquidation of the Fund.  If you are invested in a qualified account (example, IRA), you must work with the financial intermediary to direct your investment in order to avoid possible tax penalties.

May 2, 2016	21876 5.2.16

PARAMETRIC GLOBAL SMALL-CAP FUND
Supplement to Prospectus dated June 1, 2015 as revised August 10, 2015 and
Summary Prospectus dated June 1, 2015

The Board of Trustees of Eaton Vance Mutual Funds Trust, on behalf of its series Parametric Global Small-Cap Fund (the “Fund”), has approved the liquidation of the Fund, which is expected to take place on or about June 29, 2016 (the “Liquidation Date”).  On May 31, 2016, the Fund will discontinue all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) employer sponsored retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries and (b) that have selected the Fund prior to the close of business on May 31, 2016.  Effective June 22, 2016, shares of the Fund will no longer be available for purchase or exchange.

IMPORTANT INFORMATION FOR FUND SHARES HELD THROUGH A QUALIFIED ACCOUNT MAINTAINED DIRECTLY WITH THE FUND.

Fund Shares owned in 401k, Pension and Profit Sharing Plan accounts.  If you are invested in the Fund through a 401k, Pension and Profit Sharing Plan, and the Fund does not receive directions from you or the plan’s trustee, the Fund will send a liquidating distribution to the trustee in the trustee’s name.

Fund Shares owned in Traditional IRA, Roth IRA, SIMPLE, SEP and 403 Plan accounts.  Unless a shareholder provides instructions otherwise, Fund shares held on the Liquidation Date will be exchanged for shares of Eaton Vance Short Duration Government Income Fund to avoid tax penalties that may be imposed if Fund shares were redeemed in cash.  Eaton Vance Short Duration Government Income Fund has a different objective, principal strategies and principal risks than the Fund.  Please review Eaton Vance Short Duration Government Income Fund’s prospectus carefully before investing in the Fund.  You can find Eaton Vance Short Duration Government Income Fund’s prospectus online at www.eatonvance.com.  You can also get the prospectus at no cost by calling 1-800-262-1122.

If you do not wish to be invested in Eaton Vance Short Duration Government Income Fund, you must contact the Fund at 1-800-262-1122 before June 22, 2016.  Otherwise, you will be invested in the corresponding class of Eaton Vance Short Duration Government Income Fund (example, Class A shares of the Fund will be exchanged into Class A shares of Eaton Vance Short Duration Government Income Fund) in order to avoid tax penalties that may be imposed on you by the Internal Revenue Code.  If we do not hear from you with directions before June 22, 2016, you will have been deemed to have directed the investment into Eaton Vance Short Duration Government Income Fund and consented to the fees.

IMPORTANT INFORMATION FOR FUND SHARES HELD THROUGH A QUALIFIED ACCOUNT MAINTAINED BY A FINANICAL INTERMEDIARY.

If you own Fund shares in an account maintained by a financial intermediary, please contact that financial intermediary if you have questions about the liquidation of the Fund.  If you are invested in a qualified account (example, IRA), you must work with the financial intermediary to direct your investment in order to avoid possible tax penalties.

May 2, 2016	21878 5.2.16